    As filed with the Securities and Exchange Commission on October 21, 2002.

                                                               File No. 33-61267
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 12
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.     Exact name of trust:  Separate Account VL I

B.     Name of depositor:  Hartford Life and Annuity Insurance Company

C.     Complete address of depositor's principal executive offices:

       P.O. Box 2999
       Hartford, CT  06104-2999

D.     Name and complete address of agent for service:

       Marianne O'Doherty
       Hartford Life and Annuity Insurance Company
       P.O. Box 2999
       Hartford, CT  06104-2999

       It is proposed that this filing will become effective:

       _X_ immediately upon filing pursuant to paragraph (b) of Rule 485
       ___ on ____________ pursuant to paragraph (b) of Rule 485
       ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ___ on ____________ pursuant to paragraph (a)(1) of Rule 485
       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.     Amount of filing fee:  Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus (including all financial statements therein) is incorporated in
Part I of this Post-Effective Amendment No. 12, by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 (File No. 33-61267), as filed on April 10, 2002 and declared effective on May 1, 2002.

                               STAG VARIABLE LIFE
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        SUPPLEMENT DATED OCTOBER 21, 2002 TO THE PROSPECTUS MAY 1, 2002

The Sub-Section "Large Case Underwriting" under the Section "Class of Purchasers" is amended to included the following:

Policy Loans for Large Case Underwriting -- The following limitations apply to any policy loan taken from a policy issued in the state of Illinois whose Face Amount equals or exceeds $50 million:

INDEBTEDNESS means all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

NET INTEREST CHARGES means the difference between interest charges on Indebtedness and interest credited to the Loan Account.

 - If Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the Policy will be deemed in default. If your policy is deemed in default the policy will enter the grace period as described under the section "Lapse and Restatement" in your prospectus.

 - During the first ten policy years, all Net Interest Charges resulting from policy loans will be re-credited to the Policy within 45 days following the Policy Anniversary.

 - Any new loan taken together with any existing Indebtedness may not exceed the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500. Before advancing the loan amount, we may withhold an amount sufficient to pay interest on total Indebtedness to the end of the policy year and any Monthly Deduction Amounts due on or before the next Policy Anniversary.

 - Unless you specify otherwise, all loan amounts will be transferred on a pro-rata basis from the Fixed Account and the Sub-Accounts to the Loan Account.

   YOU SHOULD KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-4206
033-61267

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                               HARTFORD         HARTFORD
                                 BOND             STOCK
                               HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                             -------------    -------------
ASSETS
  Investments
    Number of Shares.....      27,335,297       19,291,500
                              ===========     ============
    Cost.................     $30,550,818     $117,034,080
                              ===========     ============
    Market Value.........     $30,426,290     $ 76,187,612
  Due from Hartford Life
   and Annuity Insurance
   Company...............          56,879           16,287
  Receivable from fund
   shares sold...........         --               --
  Other assets...........         --               --
                              -----------     ------------
  Total Assets...........      30,483,169       76,203,899
                              -----------     ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --               --
  Payable for fund shares
   purchased.............          56,879           16,287
  Other liabilities......              65              252
                              -----------     ------------
  Total Liabilities......          56,944           16,539
                              -----------     ------------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $30,426,225     $ 76,187,360
                              ===========     ============
  Units Owned by
   Participants..........      16,755,968       29,775,983
  Unit Values............     $  1.815844     $   2.558685

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                           HARTFORD       HARTFORD                    HARTFORD       HARTFORD
                             HARTFORD       HARTFORD        CAPITAL       MORTGAGE      HARTFORD    INTERNATIONAL    DIVIDEND
                           MONEY MARKET     ADVISERS     APPRECIATION    SECURITIES      INDEX      OPPORTUNITIES   AND GROWTH
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND      HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  ------------  ------------  -------------  ------------
ASSETS
  Investments
    Number of Shares.....    97,731,247     30,468,766     26,051,762     4,604,771    16,374,558     18,097,385    23,603,980
                            ===========   ============   ============    ==========   ===========    ===========   ===========
    Cost.................   $97,731,247   $ 79,571,059   $127,882,172    $5,325,594   $56,813,474    $24,012,146   $47,346,558
                            ===========   ============   ============    ==========   ===========    ===========   ===========
    Market Value.........   $97,731,247   $ 63,074,551   $ 87,927,276    $5,313,745   $43,427,719    $16,647,948   $40,432,981
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --             --            --            --             --            --
  Receivable from fund
   shares sold...........       305,812        121,434          6,954            21        47,852         21,483        11,006
  Other assets...........         9,720              5        --            --            --             --            --
                            -----------   ------------   ------------    ----------   -----------    -----------   -----------
  Total Assets...........    98,046,779     63,195,990     87,934,230     5,313,766    43,475,572     16,669,431    40,443,987
                            -----------   ------------   ------------    ----------   -----------    -----------   -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       305,812        121,434          6,954            21        47,852         21,483        11,006
  Payable for fund shares
   purchased.............       --             --             --            --            --             --            --
  Other liabilities......       --             --                 291            11           846            174           539
                            -----------   ------------   ------------    ----------   -----------    -----------   -----------
  Total Liabilities......       305,812        121,434          7,245            32        48,698         21,657        11,545
                            -----------   ------------   ------------    ----------   -----------    -----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $97,740,967   $ 63,074,556   $ 87,926,985    $5,313,734   $43,426,874    $16,647,774   $40,432,442
                            ===========   ============   ============    ==========   ===========    ===========   ===========
  Units Owned by
   Participants..........    64,310,418     27,567,538     28,962,612     2,950,450    17,621,818     10,672,101    16,163,970
  Unit Values............   $  1.519831   $   2.288001   $   3.035879    $ 1.800991   $  2.464381    $  1.559934   $  2.501393

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                           HARTFORD GROWTH     HARTFORD
                             AND INCOME     GLOBAL ADVISERS
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
ASSETS
  Investments
    Number of Shares.....      9,005,270       1,917,375
                             ===========      ==========
    Cost.................    $11,627,704      $2,152,361
                             ===========      ==========
    Market Value.........    $ 8,756,320      $1,857,731
  Due from Hartford Life
   and Annuity Insurance
   Company...............          2,670         --
  Receivable from fund
   shares sold...........       --                 2,139
  Other assets...........             52         --
                             -----------      ----------
  Total Assets...........      8,759,042       1,859,870
                             -----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 2,140
  Payable for fund shares
   purchased.............          2,670         --
  Other liabilities......       --               --
                             -----------      ----------
  Total Liabilities......          2,670           2,140
                             -----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $ 8,756,372      $1,857,730
                             ===========      ==========
  Units Owned by
   Participants..........      8,640,408       1,775,151
  Unit Values............    $  1.013421      $ 1.046519

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II   PUTNAM VT     PUTNAM VT
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER   ASIA PACIFIC  DIVERSIFIED
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO     GROWTH FUND   INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------  ------------  -----------
ASSETS
  Investments
    Number of Shares.....    16,450,809    17,524,022       971,063       400,050         281,658        320,718      999,377
                            ===========   ===========   ===========    ==========      ==========     ==========   ==========
    Cost.................   $27,047,907   $38,338,140   $23,077,893    $7,777,172      $4,452,612     $2,858,484   $8,594,270
                            ===========   ===========   ===========    ==========      ==========     ==========   ==========
    Market Value.........   $19,322,462   $35,685,287   $19,926,213    $5,372,675      $3,605,219     $1,735,083   $8,164,909
  Due from Hartford Life
   and Annuity Insurance
   Company...............        18,854        52,107       --            --             --                1,771       --
  Receivable from fund
   shares sold...........       --            --              6,289         3,695              80        --            13,867
  Other assets...........            56       --            --                 54        --              --            --
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Total Assets...........    19,341,372    35,737,394    19,932,502     5,376,424       3,605,299      1,736,854    8,178,776
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --            --              6,289         3,695              80        --            13,867
  Payable for fund shares
   purchased.............        18,854        52,107       --            --             --                1,455       --
  Other liabilities......       --                 97           348       --                   41            155       --
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Total Liabilities......        18,854        52,204         6,637         3,695             121          1,610       13,867
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $19,322,518   $35,685,190   $19,925,865    $5,372,729      $3,605,178     $1,735,244   $8,164,909
                            ===========   ===========   ===========    ==========      ==========     ==========   ==========
  Units Owned by
   Participants..........    16,608,634    18,089,572     9,890,838     3,961,751       2,194,679        175,940      595,517
  Unit Values............   $  1.163402   $  1.972694   $  2.014578    $ 1.356150      $ 1.642690     $ 9.862691   $13.710622

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                             THE GEORGE       PUTNAM VT
                               PUTNAM       GLOBAL ASSET
                           FUND OF BOSTON  ALLOCATION FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
ASSETS
  Investments
    Number of Shares.....       441,228         231,325
                             ==========      ==========
    Cost.................    $4,659,148      $3,824,490
                             ==========      ==========
    Market Value.........    $4,451,992      $2,896,191
  Due from Hartford Life
   and Annuity Insurance
   Company...............         2,013             967
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --              --
                             ----------      ----------
  Total Assets...........     4,454,005       2,897,158
                             ----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Payable for fund shares
   purchased.............         2,013             967
  Other liabilities......       --                    3
                             ----------      ----------
  Total Liabilities......         2,013             970
                             ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $4,451,992      $2,896,188
                             ==========      ==========
  Units Owned by
   Participants..........       395,565         149,918
  Unit Values............    $11.254764      $19.318485

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             PUTNAM VT      PUTNAM VT      PUTNAM VT     PUTNAM VT    PUTNAM VT     PUTNAM VT
                              GLOBAL       GROWTH AND       HEALTH      HIGH YIELD     INCOME     INTERNATIONAL
                            GROWTH FUND    INCOME FUND   SCIENCES FUND     FUND         FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....     1,061,888      1,580,349       738,010       921,817      563,020      1,505,017
                            ===========    ===========    ==========    ==========   ==========    ===========
    Cost.................   $19,135,620    $40,831,207    $8,875,502    $9,286,578   $7,164,379    $24,314,294
                            ===========    ===========    ==========    ==========   ==========    ===========
    Market Value.........   $ 8,580,055    $33,203,127    $7,380,102    $6,369,757   $6,958,927    $17,864,546
  Due from Hartford Life
   and Annuity Insurance
   Company...............         2,530        --            --             --           --            --
  Receivable from fund
   shares sold...........       --              10,598         6,006        12,059        3,653         15,929
  Other assets...........       --             --                400        --                6        --
                            -----------    -----------    ----------    ----------   ----------    -----------
  Total Assets...........     8,582,585     33,213,725     7,386,508     6,381,816    6,962,586     17,880,475
                            -----------    -----------    ----------    ----------   ----------    -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              10,488         6,006        12,059        3,653         15,929
  Payable for fund shares
   purchased.............         2,530        --            --             --           --            --
  Other liabilities......           184          1,332       --                 13       --                187
                            -----------    -----------    ----------    ----------   ----------    -----------
  Total Liabilities......         2,714         11,820         6,006        12,072        3,653         16,116
                            -----------    -----------    ----------    ----------   ----------    -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 8,579,871    $33,201,905    $7,380,502    $6,369,744   $6,958,933    $17,864,359
                            ===========    ===========    ==========    ==========   ==========    ===========
  Units Owned by
   Participants..........       513,725      1,387,414       716,701       417,617      403,282      1,639,763
  Unit Values............   $ 16.701282    $ 23.930786    $10.297886    $15.252614   $17.255760    $ 10.894477

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                             PUTNAM VT        PUTNAM VT
                           INTERNATIONAL    INTERNATIONAL
                            GROWTH AND    NEW OPPORTUNITIES
                            INCOME FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
ASSETS
INVESTMENTS
    Number of Shares.....       429,730         337,007
                             ==========      ==========
    Cost.................    $5,382,526      $5,888,579
                             ==========      ==========
    Market Value.........    $4,262,926      $3,235,264
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --
  Receivable from fund
   shares sold...........         8,841           2,689
  Other assets...........       --                  620
                             ----------      ----------
  Total Assets...........     4,271,767       3,238,573
                             ----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         8,841           2,689
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......             5        --
                             ----------      ----------
  Total Liabilities......         8,846           2,689
                             ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $4,262,921      $3,235,884
                             ==========      ==========
  Units Owned by
   Participants..........       425,793         376,809
  Unit Values............    $10.011733      $ 8.587589

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             PUTNAM VT      PUTNAM VT        PUTNAM VT       PUTNAM VT     PUTNAM VT          PUTNAM VT
                             INVESTORS     MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE   OTC & EMERGING  UTILITIES GROWTH AND
                                FUND           FUND            FUND            FUND       GROWTH FUND        INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------  -----------------  -----------  --------------  --------------------
ASSETS
INVESTMENTS
    Number of Shares.....       837,574      3,620,389        1,259,088        740,719        969,370            331,393
                            ===========     ==========      ===========     ==========    ===========        ===========
    Cost.................   $10,631,546     $3,620,389      $34,973,728     $9,647,450    $12,996,666        $ 5,360,818
                            ===========     ==========      ===========     ==========    ===========        ===========
    Market Value.........   $ 6,574,952     $3,620,389      $16,557,012     $8,970,110    $ 4,604,505        $ 3,519,391
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --              --               20,458          1,575          --
  Receivable from fund
   shares sold...........         2,626          2,590           14,616         --            --                   1,106
  Other assets...........       --                 512            2,585             62        --               --
                            -----------     ----------      -----------     ----------    -----------        -----------
  Total Assets...........     6,577,578      3,623,491       16,574,213      8,990,630      4,606,080          3,520,497
                            -----------     ----------      -----------     ----------    -----------        -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         2,624          2,590           14,616         --            --                   1,106
  Payable for fund shares
   purchased.............       --             --              --               20,458          1,575          --
  Other liabilities......           309        --              --               --              3,698                674
                            -----------     ----------      -----------     ----------    -----------        -----------
  Total Liabilities......         2,933          2,590           14,616         20,458          5,273              1,780
                            -----------     ----------      -----------     ----------    -----------        -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 6,574,645     $3,620,901      $16,559,597     $8,970,172    $ 4,600,807        $ 3,518,717
                            ===========     ==========      ===========     ==========    ===========        ===========
  Units Owned by
   Participants..........       868,451      2,398,515        1,053,334        712,248        896,399            211,421
  Unit Values............   $  7.570541     $ 1.509643      $ 15.721132     $12.594165    $  5.132543        $ 16.643200

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                            PUTNAM VT     PUTNAM VT
                              VISTA        VOYAGER
                              FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
ASSETS
INVESTMENTS
    Number of Shares.....   574,606.29   1,505,968.25
                           ===========  =============
    Cost.................  $ 9,953,136  $  65,093,230
                           ===========  =============
    Market Value.........  $ 5,286,378  $  35,811,925
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --               2,075
  Receivable from fund
   shares sold...........        6,314       --
  Other assets...........      --            --
                           -----------  -------------
  Total Assets...........    5,292,692     35,814,000
                           -----------  -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        6,314       --
  Payable for fund shares
   purchased.............      --               2,066
  Other liabilities......          775            771
                           -----------  -------------
  Total Liabilities......        7,089          2,837
                           -----------  -------------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $ 5,285,603  $  35,811,163
                           ===========  =============
  Units Owned by
   Participants..........      630,603      1,447,641
  Unit Values............  $  8.381824  $   24.737597

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS     AMERICAN FUNDS  AMERICAN FUNDS     HARTFORD         HARTFORD
                           GLOBAL GROWTH      GLOBAL SMALL      GROWTH-INCOME       GROWTH      GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND       CAPITALIZATION FUND       FUND            FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  --------------  --------------  -----------------
ASSETS
INVESTMENTS
    Number of Shares.....       243,418           164,087            685,107         406,971       1,222,727        3,940,311
                             ==========        ==========        ===========     ===========      ==========       ==========
    Cost.................    $3,360,624        $1,937,762        $21,710,024     $18,268,575      $1,737,249       $1,832,690
                             ==========        ==========        ===========     ===========      ==========       ==========
    Market Value.........    $2,969,702        $1,808,241        $19,895,517     $14,834,096      $1,618,610       $1,338,323
  Due from Hartford Life
   and Annuity Insurance
   Company...............         9,930             4,979             15,421          96,679         --                   205
  Receivable from fund
   shares sold...........       --               --                  --              --                3,999         --
  Other assets...........             9          --                  --                  114         --                     6
                             ----------        ----------        -----------     -----------      ----------       ----------
  Total Assets...........     2,979,641         1,813,220         19,910,938      14,930,889       1,622,609        1,338,534
                             ----------        ----------        -----------     -----------      ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                  --              --                3,999         --
  Payable for fund shares
   purchased.............         9,930             4,979             15,421          96,679         --                   205
  Other liabilities......       --                      6                 10         --                   11         --
                             ----------        ----------        -----------     -----------      ----------       ----------
  Total Liabilities......         9,930             4,985             15,431          96,679           4,010              205
                             ----------        ----------        -----------     -----------      ----------       ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $2,969,711        $1,808,235        $19,895,507     $14,834,210      $1,618,599       $1,338,329
                             ==========        ==========        ===========     ===========      ==========       ==========
  Units Owned by
   Participants..........     3,885,479         2,149,880         21,570,499      22,647,199       2,078,519        2,628,426
  Unit Values............    $ 0.764310        $ 0.841086        $  0.922348     $  0.655013      $ 0.778727       $ 0.509175

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDING JUNE 30, 2002

                            HARTFORD      HARTFORD
                              BOND         STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $1,227,166   $     40,006
                           ----------   ------------
CAPITAL GAINS INCOME.....     358,545        --
                           ----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         102        (25,041)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (939,809)   (14,978,698)
                           ----------   ------------
    Net gain (loss) on
     investments.........    (939,707)   (15,003,739)
                           ----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  646,004   $(14,963,733)
                           ==========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                         HARTFORD      HARTFORD                    HARTFORD       HARTFORD
                             HARTFORD      HARTFORD       CAPITAL      MORTGAGE      HARTFORD    INTERNATIONAL    DIVIDEND
                           MONEY MARKET    ADVISERS    APPRECIATION   SECURITIES      INDEX      OPPORTUNITIES   AND GROWTH
                             HLS FUND      HLS FUND      HLS FUND      HLS FUND      HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  -------------  -----------  ------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............    $789,728    $ 1,214,016   $     66,713    $201,737    $    28,423     $ 155,053    $    23,893
                             --------    -----------   ------------    --------    -----------     ---------    -----------
CAPITAL GAINS INCOME.....       6,969        --             --           --          1,619,317       --           1,963,934
                             --------    -----------   ------------    --------    -----------     ---------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --              5,146        (11,555)        786         (5,065)       30,020         (1,426)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (7,807,027)   (15,185,786)    (68,134)    (8,154,116)     (594,098)    (3,756,560)
                             --------    -----------   ------------    --------    -----------     ---------    -----------
    Net gain (loss) on
     investments.........      --         (7,801,881)   (15,197,341)    (67,348)    (8,159,181)     (564,078)    (3,757,986)
                             --------    -----------   ------------    --------    -----------     ---------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $796,697    $(6,587,865)  $(15,130,628)   $134,389    $(6,511,441)    $(409,025)   $(1,770,159)
                             ========    ===========   ============    ========    ===========     =========    ===========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                               HARTFORD          HARTFORD
                           GROWTH AND INCOME  GLOBAL ADVISERS
                               HLS FUND          HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $    34,894        $    885
                              -----------        --------
CAPITAL GAINS INCOME.....        --                 1,197
                              -----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (1,351)          4,124
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,702,638)        (68,638)
                              -----------        --------
    Net gain (loss) on
     investments.........      (1,703,989)        (64,514)
                              -----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(1,669,095)       $(62,432)
                              ===========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II   PUTNAM VT     PUTNAM VT
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER   ASIA PACIFIC  DIVERSIFIED
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO     GROWTH FUND   INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --        $    41,293   $   314,928    $  37,404       $ 133,886       $ 15,712     $ 191,903
                            -----------   -----------   -----------    ---------       ---------       --------     ---------
CAPITAL GAINS INCOME.....       --            --            428,652       --             --              --            --
                            -----------   -----------   -----------    ---------       ---------       --------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (43,132)       (6,548)        4,610       (6,755)         (3,889)       (14,664)          195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,528,950)   (1,036,627)   (2,060,830)    (180,867)       (460,808)        62,917      (261,792)
                            -----------   -----------   -----------    ---------       ---------       --------     ---------
    Net gain (loss) on
     investments.........    (2,572,082)   (1,043,175)   (2,056,220)    (187,622)       (464,697)        48,253      (261,597)
                            -----------   -----------   -----------    ---------       ---------       --------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(2,572,082)  $(1,001,882)  $(1,312,640)   $(150,218)      $(330,811)      $ 63,965     $ (69,694)
                            ===========   ===========   ===========    =========       =========       ========     =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                             THE GEORGE       PUTNAM VT
                               PUTNAM       GLOBAL ASSET
                           FUND OF BOSTON  ALLOCATION FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 103,573        $  56,411
                             ---------        ---------
CAPITAL GAINS INCOME.....      --               --
                             ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,035)             900
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (277,268)        (197,411)
                             ---------        ---------
    Net gain (loss) on
     investments.........     (278,303)        (196,511)
                             ---------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(174,730)       $(140,100)
                             =========        =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             PUTNAM VT      PUTNAM VT      PUTNAM VT     PUTNAM VT    PUTNAM VT     PUTNAM VT
                              GLOBAL       GROWTH AND       HEALTH      HIGH YIELD     INCOME     INTERNATIONAL
                            GROWTH FUND    INCOME FUND   SCIENCES FUND     FUND         FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $    27,795    $   797,883    $     5,103   $   821,856   $ 304,153     $ 173,814
                            -----------    -----------    -----------   -----------   ---------     ---------
CAPITAL GAINS INCOME.....       --             --             --            --           --           --
                            -----------    -----------    -----------   -----------   ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (57,550)      (119,503)        (9,381)        4,374         218        19,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,326,757)    (4,027,898)    (1,272,859)   (1,005,059)   (122,805)     (781,855)
                            -----------    -----------    -----------   -----------   ---------     ---------
    Net gain (loss) on
     investments.........    (1,384,307)    (4,147,401)    (1,282,240)   (1,000,685)   (122,587)     (762,674)
                            -----------    -----------    -----------   -----------   ---------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,356,512)   $(3,349,518)   $(1,277,137)  $  (178,829)  $ 181,566     $(588,860)
                            ===========    ===========    ===========   ===========   =========     =========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                             PUTNAM VT        PUTNAM VT
                           INTERNATIONAL    INTERNATIONAL
                            GROWTH AND    NEW OPPORTUNITIES
                            INCOME FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 26,738        $ 26,768
                              --------        --------
CAPITAL GAINS INCOME.....      --              --
                              --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (14,960)            158
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       61,249         (67,230)
                              --------        --------
    Net gain (loss) on
     investments.........       46,289         (67,072)
                              --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 73,027        $(40,304)
                              ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                              PUTNAM VT      PUTNAM VT        PUTNAM VT       PUTNAM VT     PUTNAM VT          PUTNAM VT
                              INVESTORS     MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE   OTC & EMERGING  UTILITIES GROWTH AND
                                FUND            FUND            FUND            FUND       GROWTH FUND        INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ------------  -----------------  -----------  --------------  --------------------
INVESTMENT INCOME:
  Dividends..............    $    27,415      $28,555        $  --            $ 321,538    $   --              $ 130,385
                             -----------      -------        -----------      ---------    -----------         ---------
CAPITAL GAINS INCOME.....       --             --               --               --            --               --
                             -----------      -------        -----------      ---------    -----------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (16,537)      --                (38,484)        (4,991)       (39,628)           (4,766)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,190,038)      --             (4,381,294)      (979,584)    (1,199,083)         (766,891)
                             -----------      -------        -----------      ---------    -----------         ---------
    Net gain (loss) on
     investments.........     (1,206,575)      --             (4,419,778)      (984,575)    (1,238,711)         (771,657)
                             -----------      -------        -----------      ---------    -----------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(1,179,160)     $28,555        $(4,419,778)     $(663,037)   $(1,238,711)        $(641,272)
                             ===========      =======        ===========      =========    ===========         =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                              VISTA       VOYAGER
                              FUND         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   --       $   319,960
                           -----------  -----------
CAPITAL GAINS INCOME.....      --           --
                           -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (51,542)    (114,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,229,967)  (7,418,143)
                           -----------  -----------
    Net gain (loss) on
     investments.........   (1,281,509)  (7,532,813)
                           -----------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(1,281,509) $(7,212,853)
                           ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS     AMERICAN FUNDS  AMERICAN FUNDS     HARTFORD         HARTFORD
                           GLOBAL GROWTH      GLOBAL SMALL      GROWTH-INCOME       GROWTH      GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND       CAPITALIZATION FUND       FUND            FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  25,672          $  11,823        $   --          $   --           $     907         $--
                             ---------          ---------        -----------     -----------      ---------         ---------
CAPITAL GAINS INCOME.....      --                --                  --              --             --               --
                             ---------          ---------        -----------     -----------      ---------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (33)               (58)               209          (1,535)            92           (55,260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (261,080)          (104,702)        (1,626,300)     (2,715,847)      (118,179)         (460,534)
                             ---------          ---------        -----------     -----------      ---------         ---------
    Net gain (loss) on
     investments.........     (261,113)          (104,760)        (1,626,091)     (2,717,382)      (118,087)         (515,794)
                             ---------          ---------        -----------     -----------      ---------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(235,441)         $ (92,937)       $(1,626,091)    $(2,717,382)     $(117,180)        $(515,794)
                             =========          =========        ===========     ===========      =========         =========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDING JUNE 30, 2002

                            HARTFORD      HARTFORD
                              BOND         STOCK
                            HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,227,166  $     40,006
  Capital gains income...      358,545       --
  Net realized gain
   (loss) on security
   transactions..........          102       (25,041)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (939,809)  (14,978,698)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      646,004   (14,963,733)
                           -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    3,086,785    10,611,293
  Net transfers..........    8,617,215     4,209,100
  Surrenders for benefit
   payments and fees.....     (436,147)   (4,308,499)
  Net loan activity......     (238,449)     (346,395)
  Cost of insurance......   (1,542,229)   (4,986,232)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    9,487,175     5,179,267
                           -----------  ------------
  Net increase (decrease)
   in net assets.........   10,133,179    (9,784,466)
NET ASSETS:
  Beginning of period....   20,293,046    85,971,826
                           -----------  ------------
  End of period..........  $30,426,225  $ 76,187,360
                           ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                        HARTFORD     HARTFORD                   HARTFORD      HARTFORD
                             HARTFORD     HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL   DIVIDEND
                           MONEY MARKET   ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES  AND GROWTH
                             HLS FUND     HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------  ------------  -----------  -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $    789,728  $ 1,214,016  $     66,713  $  201,737   $    28,423   $   155,053   $    23,893
  Capital gains income...         6,969      --            --           --         1,619,317       --          1,963,934
  Net realized gain
   (loss) on security
   transactions..........       --             5,146       (11,555)        786        (5,065)       30,020        (1,426)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --        (7,807,027)  (15,185,786)    (68,134)   (8,154,116)     (594,098)   (3,756,560)
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       796,697   (6,587,865)  (15,130,628)    134,389    (6,511,441)     (409,025)   (1,770,159)
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............    98,256,047    9,758,661    11,033,109     455,531     5,714,485     2,253,722     4,368,748
  Net transfers..........   (83,156,755)   8,103,583     6,895,143   2,492,348     6,076,450      (532,645)    3,286,825
  Surrenders for benefit
   payments and fees.....    (6,649,312)  (1,429,043)   (2,759,369)     (9,976)   (1,116,502)     (650,436)   (2,025,764)
  Net loan activity......    (2,347,616)    (167,237)     (627,092)    (11,167)     (312,788)     (171,080)     (263,886)
  Cost of insurance......    (8,285,154)  (4,184,417)   (5,377,426)   (202,675)   (3,072,051)     (835,275)   (2,244,594)
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,182,790)  12,081,547     9,164,365   2,724,061     7,289,594        64,286     3,121,329
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease)
   in net assets.........    (1,386,093)   5,493,682    (5,966,263)  2,858,450       778,153      (344,739)    1,351,170
NET ASSETS:
  Beginning of period....    99,127,060   57,580,874    93,893,248   2,455,284    42,648,720    16,992,513    39,081,272
                           ------------  -----------  ------------  ----------   -----------   -----------   -----------
  End of period..........  $ 97,740,967  $63,074,556  $ 87,926,985  $5,313,734   $43,426,873   $16,647,774   $40,432,442
                           ============  ===========  ============  ==========   ===========   ===========   ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                               HARTFORD          HARTFORD
                           GROWTH AND INCOME  GLOBAL ADVISERS
                               HLS FUND          HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ---------------
OPERATIONS:
  Net investment
   income................     $    34,894       $      885
  Capital gains income...        --                1,197.0
  Net realized gain
   (loss) on security
   transactions..........          (1,351)           4,124
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,702,638)         (68,638)
                              -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,669,095)         (62,432)
                              -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       1,363,660          220,367
  Net transfers..........       1,084,280          220,877
  Surrenders for benefit
   payments and fees.....         (34,891)         (24,596)
  Net loan activity......         (31,020)          (6,673)
  Cost of insurance......        (642,764)        (119,041)
                              -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,739,265          290,934
                              -----------       ----------
  Net increase (decrease)
   in net assets.........          70,170          228,502
NET ASSETS:
  Beginning of period....       8,686,202        1,629,228
                              -----------       ----------
  End of period..........     $ 8,756,372       $1,857,730
                              ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II   PUTNAM VT     PUTNAM VT
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER   ASIA PACIFIC  DIVERSIFIED
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO     GROWTH FUND   INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $    41,293   $   314,928    $   37,404      $  133,886     $   15,712   $  191,903
  Capital gains income...       --            --            428,652       --             --              --            --
  Net realized gain
   (loss) on security
   transactions..........       (43,132)       (6,548)        4,610        (6,755)         (3,889)       (14,664)         195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,528,950)   (1,036,627)   (2,060,830)     (180,867)       (460,808)        62,917     (261,792)
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,572,082)   (1,001,882)   (1,312,640)     (150,218)       (330,811)        63,965      (69,694)
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     2,288,198     3,825,632     1,877,181       760,669         339,959        164,838      431,827
  Net transfers..........     1,264,908     5,561,741     2,040,116       149,071         426,565         58,480    6,179,255
  Surrenders for benefit
   payments and fees.....      (215,049)     (839,035)     (728,567)     (224,776)       (129,085)       (50,626)    (146,485)
  Net loan activity......      (285,051)     (272,382)     (442,284)      (39,331)        (27,133)       (52,874)     (74,854)
  Cost of insurance......    (1,019,768)   (2,133,414)   (1,030,533)     (228,305)       (212,800)       (67,402)    (211,466)
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,033,238     6,142,542     1,715,913       417,328         397,506         52,416    6,178,277
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets.........      (538,844)    5,140,660       403,273       267,110          66,695        116,381    6,108,583
NET ASSETS:
  Beginning of period....    19,861,362    30,544,530    19,522,592     5,105,619       3,538,483      1,618,863    2,056,326
                            -----------   -----------   -----------    ----------      ----------     ----------   ----------
  End of period..........   $19,322,518   $35,685,190   $19,925,865    $5,372,729      $3,605,178     $1,735,244   $8,164,909
                            ===========   ===========   ===========    ==========      ==========     ==========   ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                             THE GEORGE       PUTNAM VT
                               PUTNAM       GLOBAL ASSET
                           FUND OF BOSTON  ALLOCATION FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
OPERATIONS:
  Net investment
   income................    $  103,573      $   56,411
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........        (1,035)            900
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (277,268)       (197,411)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (174,730)       (140,100)
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       447,091         197,385
  Net transfers..........     1,076,608         118,343
  Surrenders for benefit
   payments and fees.....       (16,876)          3,292
  Net loan activity......       (28,727)         (5,893)
  Cost of insurance......      (254,907)       (125,481)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,223,189         187,646
                             ----------      ----------
  Net increase (decrease)
   in net assets.........     1,048,459          47,546
NET ASSETS:
  Beginning of period....     3,403,533       2,848,642
                             ----------      ----------
  End of period..........    $4,451,992      $2,896,188
                             ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             PUTNAM VT      PUTNAM VT      PUTNAM VT     PUTNAM VT    PUTNAM VT     PUTNAM VT
                              GLOBAL       GROWTH AND       HEALTH      HIGH YIELD     INCOME     INTERNATIONAL
                            GROWTH FUND    INCOME FUND   SCIENCES FUND     FUND         FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $    27,795    $   797,883    $     5,103   $   821,856  $  304,153    $   173,814
  Capital gains income...       --             --             --            --           --            --
  Net realized gain
   (loss) on security
   transactions..........       (57,550)      (119,503)        (9,381)        4,374         218         19,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,326,757)    (4,027,898)    (1,272,859)   (1,005,059)   (122,805)      (781,855)
                            -----------    -----------    -----------   -----------  ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,356,512)    (3,349,518)    (1,277,137)     (178,829)    181,566       (588,860)
                            -----------    -----------    -----------   -----------  ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     1,162,399      4,702,297      1,090,581       512,231     653,565      2,402,812
  Net transfers..........      (945,699)      (261,638)       496,719        15,089     864,338        394,085
  Surrenders for benefit
   payments and fees.....      (467,160)    (1,942,095)      (118,643)     (223,268)   (100,034)      (490,342)
  Net loan activity......       (32,138)      (249,903)       (98,029)      (48,749)    (38,893)      (193,544)
  Cost of insurance......      (530,027)    (2,135,607)      (565,484)     (306,138)   (306,014)    (1,030,843)
                            -----------    -----------    -----------   -----------  ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (812,625)       113,054        805,144       (50,835)  1,072,962      1,082,168
                            -----------    -----------    -----------   -----------  ----------    -----------
  Net increase (decrease)
   in net assets.........    (2,169,137)    (3,236,464)      (471,993)     (229,664)  1,254,528        493,308
NET ASSETS:
  Beginning of period....    10,749,008     36,438,369      7,852,495     6,599,408   5,704,405     17,371,051
                            -----------    -----------    -----------   -----------  ----------    -----------
  End of period..........   $ 8,579,871    $33,201,905    $ 7,380,502   $ 6,369,744  $6,958,933    $17,864,359
                            ===========    ===========    ===========   ===========  ==========    ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                             PUTNAM VT        PUTNAM VT
                           INTERNATIONAL    INTERNATIONAL
                            GROWTH AND    NEW OPPORTUNITIES
                            INCOME FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
OPERATIONS:
  Net investment
   income................    $   26,738      $   26,768
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........       (14,960)            158
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        61,249         (67,230)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        73,027         (40,304)
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       410,751         488,974
  Net transfers..........       300,778         (71,611)
  Surrenders for benefit
   payments and fees.....       (11,200)       (100,401)
  Net loan activity......       (10,109)        (19,138)
  Cost of insurance......      (263,754)       (246,530)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       426,466          51,294
                             ----------      ----------
  Net increase (decrease)
   in net assets.........       499,493          10,990
NET ASSETS:
  Beginning of period....     3,763,428       3,224,894
                             ----------      ----------
  End of period..........    $4,262,921      $3,235,884
                             ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                                          PUTNAM VT
                             PUTNAM VT      PUTNAM VT        PUTNAM VT       PUTNAM VT     PUTNAM VT      UTILITIES
                             INVESTORS     MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE   OTC & EMERGING  GROWTH AND
                                FUND           FUND            FUND            FUND       GROWTH FUND    INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------  -----------------  -----------  --------------  -----------
OPERATIONS:
  Net investment
   income................   $    27,415     $   28,555      $  --           $  321,538    $   --         $  130,385
  Capital gains income...       --             --              --               --            --             --
  Net realized gain
   (loss) on security
   transactions..........       (16,537)       --               (38,484)        (4,991)       (39,628)       (4,766)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,190,038)       --            (4,381,294)      (979,584)    (1,199,083)     (766,891)
                            -----------     ----------      -----------     ----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,179,160)        28,555       (4,419,778)      (663,037)    (1,238,711)     (641,272)
                            -----------     ----------      -----------     ----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       987,449        269,410        2,965,927      1,055,182        863,571       400,876
  Net transfers..........       363,844        684,913           18,128      2,657,157        (81,921)       11,632
  Surrenders for benefit
   payments and fees.....       (77,007)    (1,330,331)        (993,694)      (155,074)      (146,897)     (133,163)
  Net loan activity......       (50,392)       (17,656)        (192,908)       (24,970)      (106,572)        9,286
  Cost of insurance......      (482,680)      (222,789)      (1,218,603)      (543,532)      (332,834)     (218,228)
                            -----------     ----------      -----------     ----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       741,214       (616,453)         578,850      2,988,763        195,347        70,403
                            -----------     ----------      -----------     ----------    -----------    ----------
  Net increase (decrease)
   in net assets.........      (437,946)      (587,898)      (3,840,928)     2,325,726     (1,043,364)     (570,869)
NET ASSETS:
  Beginning of period....     7,012,591      4,208,799       20,400,525      6,644,446      5,644,171     4,089,586
                            -----------     ----------      -----------     ----------    -----------    ----------
  End of period..........   $ 6,574,645     $3,620,901      $16,559,597     $8,970,172    $ 4,600,807    $3,518,717
                            ===========     ==========      ===========     ==========    ===========    ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDING JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                              VISTA       VOYAGER
                              FUND         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   --       $   319,960
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      (51,542)    (114,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,229,967)  (7,418,143)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,281,509)  (7,212,853)
                           -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............      846,006    6,334,524
  Net transfers..........      181,429   (1,152,029)
  Surrenders for benefit
   payments and fees.....      (99,185)  (1,443,232)
  Net loan activity......     (103,107)    (549,229)
  Cost of insurance......     (466,001)  (2,597,315)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      359,142      592,719
                           -----------  -----------
  Net increase (decrease)
   in net assets.........     (922,367)  (6,620,134)
NET ASSETS:
  Beginning of period....    6,207,970   42,431,297
                           -----------  -----------
  End of period..........  $ 5,285,603  $35,811,163
                           ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS     AMERICAN FUNDS  AMERICAN FUNDS     HARTFORD         HARTFORD
                           GLOBAL GROWTH      GLOBAL SMALL      GROWTH-INCOME       GROWTH      GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND       CAPITALIZATION FUND       FUND            FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $   25,672        $   11,823        $   --          $   --           $      907       $ --
  Capital gains income...       --               --                  --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........           (33)              (58)               209          (1,535)             92          (55,260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (261,080)         (104,702)        (1,626,300)     (2,715,847)       (118,179)        (460,534)
                             ----------        ----------        -----------     -----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (235,441)          (92,937)        (1,626,091)     (2,717,382)       (117,180)        (515,794)
                             ----------        ----------        -----------     -----------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       440,664           239,061          2,706,405       2,344,058         246,512           83,874
  Net transfers..........     1,031,238           946,523          9,600,972       7,236,924         623,335        1,223,210
  Surrenders for benefit
   payments and fees.....       (15,178)           (1,961)           (77,761)       (145,573)        (16,227)         (40,115)
  Net loan activity......       (27,993)           (1,201)           (34,320)        (46,048)         (6,115)         (54,553)
  Cost of insurance......      (196,549)          (95,312)        (1,213,408)     (1,033,201)        (95,497)         (77,470)
                             ----------        ----------        -----------     -----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,232,182         1,087,110         10,981,888       8,356,160         752,008        1,134,946
                             ----------        ----------        -----------     -----------      ----------       ----------
  Net increase (decrease)
   in net assets.........       996,741           994,173          9,355,797       5,638,778         634,828          619,152
NET ASSETS:
  Beginning of period....     1,972,970           814,062         10,539,710       9,195,432         983,771          719,177
                             ----------        ----------        -----------     -----------      ----------       ----------
  End of period..........    $2,969,711        $1,808,235        $19,895,507     $14,834,210      $1,618,599       $1,338,329
                             ==========        ==========        ===========     ===========      ==========       ==========

_____________________________________ SA-31 ____________________________________

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

         (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)      Not Applicable.

         (c)      Principal Underwriting Agreement.(2)

         (d)      Form of Flexible Premium Variable Life Insurance Policy.(1)

         (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

         (f)      Certificate of Incorporation of Hartford and Bylaws of
                  Hartford.(3)

         (g)      Contracts of Reinsurance.(4)

         (h)      Form of Participation Agreement.(4)

         (i)      Not Applicable.

         (j)      Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)      Not Applicable.

         (m)      Not Applicable.

         (n)      Not Applicable.(5)

         (o)      No financial statement will be omitted.

         (p)      Not Applicable.

         (q)      Memorandum describing transfer and redemption procedures.(1)

         (r)      Copy of Power of Attorney.

         (s)      Organizational Chart.(6)

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-61267, on April 12, 1999.

(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.

Item 28.  Officers and Directors.


NAME                       POSITION WITH HARTFORD
----------------           ----------------------
David A. Carlson           Vice President

Michael B. Cefole          Vice President

Patrice Kelly-Ellis        Vice President

Bruce W. Ferris            Vice President

Timothy M. Fitch           Vice President and Actuary

Mary Jane B. Fortin        Vice President & Chief Accounting Officer

David T. Foy               Senior Vice President, Chief Financial Officer and
                           Treasurer, Director*

Lois W. Grady              Senior Vice President

Susan Hess                 Vice President

Ryan Johnson               Vice President

Stephen T. Joyce           Senior Vice President

Michael D. Keeler          Vice President

Robert A. Kerzner          Executive Vice President, Director*

David N. Levenson          Senior Vice President

Joseph F. Mahoney          Vice President

Thomas M. Marra            President, Chief Executive Officer and Chairman of
                           the Board, Director*

Gary J. Miller             Vice President

Tom Nassiri                Vice President

Marianne O'Doherty         Vice President and Assistant General Counsel

Craig R. Raymond           Senior Vice President and Chief Actuary

Christine Hayer Repasy     Senior Vice President, General Counsel and Corporate
                           Secretary, Director*

Martin A. Swanson          Vice President

Joe M. Thomson             Senior Vice President

John C. Walters            Executive Vice President, Director*

Andrew J. Waggoner         Vice President

David M. Znamierowski      Senior Vice President and Chief Investment Officer,
                           Director*

-----------------
(6) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a) involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

                  Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
                  Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
                  Hartford Life and Annuity Insurance Company - Separate Account VL I
                  Hartford Life and Annuity Insurance Company - Separate Account VL II
                  Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)      Directors and Officers of HESCO

                                         POSITIONS AND OFFICES
              NAME                       WITH  UNDERWRITER
             -----                       -----------------
         David A. Carlson             Vice President
         Timothy M. Fitch             Senior Vice President & Actuary
         George R. Jay                Controller
         Robert A. Kerzner            Executive Vice President, Director
         Joseph F. Mahoney            Vice President
         Thomas M. Marra              President, Chief Executive Officer and
                                      Chairman of the Board, Director

         Christine Hayer Repasy       Senior Vice President, General Counsel and
                                      Corporate Secretary, Director
         John C. Walters              Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
         06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 21st day of October, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
 (Registrant)

By: Thomas M. Marra                                *By: /s/ Michael Stobart
    ---------------                                     -----------------------
    Thomas M. Marra, President, Chief Executive             Michael Stobart
    Officer and Chairman of the Board*                      Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
    ---------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Michael Stobart
     General Counsel and Corporate Secretary,                 ------------------
     Director*                                                Michael Stobart
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
David M. Znamierowski, Senior Vice President &       Date: October 21, 2002
     Chief Investment Officer, Director*

33-61267

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2      Copy of Power of Attorney.